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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Peninsula Capital Partners LP
Address:      404B East Main Street
              Charlottesville, Virginia  22902

Form 13F File Number: 28-6345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         R. Ted Weschler
Title:        Managing Partner
Phone:        (434) 297-0811

Signature, Place, and Date of Signing:

         /s/ R. Ted Weschler     Charlottesville, VA   2/14/02
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         None.



































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $212,369
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE




























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
                                                   Form 13F INFORMATION TABLE

                                            PENINSULA PARTNERS EQUITY HOLDINGS AS OF
                                                       September 30, 2001

   COLUMN 1         COLUMN 2     COLUMN 3      COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
   ---------        --------     --------      --------        --------        ---------   --------      --------

                     TITLE       CUSIP         MARKET     SHRS OR  SH/ PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER      OF CLASS     NUMBER        VALUE      PRN AMT  PRN CALL  DISCRETION    MANAGERS  SOLE   SHARED   NONE
                                                (X1000)
--------------      --------     ------        ------     -------  --- ----  -----------   --------  ----   ------   ----

ALLIED RISER
  COMMUNICATIONS        BOND        019496AB4   5,516   19,700,000  PRN          SOLE              19,700,000
ALLIED WASTE
  INDSUTRIES INC        COMMON      19589308    1,406      100,000  SH           SOLE                 100,000
AMERICA WEST
  HOLDINGS CORP         CL B COMMON 23657208    1,710      488,700  SH           SOLE                 488,700
CYPRESS COMMUNICATIONS
  INC                   COMMON      232743104     377      235,610  SH           SOLE                 235,610
DAVITA INC              COMMON      23918K108  77,551    3,171,800  SH           SOLE               3,171,800
DOVER DOWNS
  ENTERTAINMENT         COMMON      260086103   1,530      100,000  SH           SOLE                 100,000
ECHOSTAR COMMUNICATIONS
  CORP                  CL A COMMON 278762109  27,552    1,003,000  SH           SOLE               1,003,000
FINOVA GROUP INC        COMMON      317928109     278      455,900  SH           SOLE                 455,900
GENERAL MOTORS
  CORPORATION           CL H COMMON 370442832     510       33,000  SH           SOLE                  33,000
NISOURCE INC            COMMON      65473P105  11,530      500,000  SH           SOLE                 500,000
SPRINT CORP             COMMON      852061100  20,080    1,000,000  SH           SOLE               1,000,000
STANLEY FURNITURE
  INC (NEW)             COMMON      854305208   6,033      253,800  SH           SOLE                 253,800
TRANSWORLD
  ENTERTAINMENT CORP    COMMON      89336Q100     513       67,500  SH           SOLE                  67,500
USEC INC                COMMON      90333E108  25,490    3,560,000  SH           SOLE               3,560,000
W.R. GRACE & CO (NEW)   COMMON      38388F108  16,687   10,765,600  SH           SOLE              10,765,600
WSFS FINANCIAL CORP     COMMON      929328102  15,606      899,500  SH           SOLE                 899,500











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